Debt - Repayments of long-term debt (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
2020	$ 712
2021	400
2022	500
2023	350
2024	600
Thereafter	4,882
Total Repayments	7,444
Unamortized discounts, premiums, and debt issuance costs	(105)
Total Debt	$ 7,339